Statements of Cash Flows (Unaudited) (USD $)	6 Months Ended		62 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income(loss)	$ (10,208)	$ (2,100)	$ (20,654)
Adjustment to reconcile net loss to net cash used in operating activities:
Issuance of common stock for services and expenses			500
Depreciation	116		135
Changes in operating assets and liabilities:
Accrued expenses		2,100
Accounts payable	(50)		2,750
Net cash used in operating activities	(10,142)		(17,269)
CASH FLOWS FROM FINANCING ACTIVITIES:
Advances (to) from an officer	(650)		300
Issuance of common stock	1,200		18,185
Net cash provided by financing activities	550		18,485
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of computer equipment			(1,167)
Net cash used in investing activities			(1,167)
INCREASE (DECREASE) IN CASH	(9,592)		49
CASH, Beginning of year	9,641	18
CASH, End of year	49	18	49
SUPPLEMENTAL DISCLOSURES OF CASH FLOWS INFORMATION:
Interest paid
Income taxes paid